Debt (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Scheduled Principal Payments
Debt

($ in millions)	December 31, 2019			December 31, 2018
	Face Value (US$)	Carrying Value (CAD$)	Fair Value (CAD$)	Face Value (US$)	Carrying Value (CAD$)	Fair Value (CAD$)
4.5% notes due January 2021 (a)	$117	$152	$155	$117	$159	$159
4.75% notes due January 2022 (a)	202	262	273	202	275	275
3.75% notes due February 2023 (a)	220	289	298	220	295	286
8.5% notes due June 2024 (a)	—	—	—	600	819	883
6.125% notes due October 2035	609	779	932	609	818	802
6.0% notes due August 2040	490	634	712	490	666	621
6.25% notes due July 2041	795	1,021	1,187	795	1,072	1,031
5.2% notes due March 2042	399	512	537	399	537	465
5.4% notes due February 2043	377	484	520	377	509	449
	3,209	4,133	4,614	3,809	5,150	4,971
Antamina term loan due April 2020	23	29	29	23	31	31
	$3,232	$4,162	$4,643	$3,832	$5,181	$5,002
Less current portion of debt	(23)	(29)	(29)	—	—	—
	$3,209	$4,133	$4,614	$3,832	$5,181	$5,002

Schedule of Maturity Analysis for Non-Derivative Financial Liabilities
At December 31, 2019, the scheduled principal payments during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2020	$23	$29
2021	117	152
2022	202	262
2023	220	286
2024	—	—
Thereafter	2,670	3,469
	$3,232	$4,198
Contractual undiscounted cash flow requirements for financial liabilities as at December 31, 2019 are as follows:

(CAD$ in millions)	Less Than 1 Year	2–3 Years	4–5 Years	More Than 5 Years	Total
Trade accounts payable and other liabilities (Note 18)	$2,498	$—	$—	$—	$2,498
Debt (Note 19(d))	29	414	286	3,469	4,198
Lease liabilities (Note 20(b))	162	193	109	676	1,140
Estimated interest payments on debt	235	444	410	3,126	4,215
Estimated interest payments on lease liabilities	9	11	6	39	65

Summary of Debt Continuity
Debt Continuity

($ in millions)	US$		CAD$ Equivalent
	2019	2018	2019	2018
As at January 1	$3,798	$4,827	$5,181	$6,056
Cash flows
Scheduled debt repayments	—	(22)	—	(28)
Debt redemption or purchase	(638)	(1,015)	(835)	(1,327)
Non-cash changes
Loss on debt redemption or purchase (a)	38	20	50	26
Changes in foreign exchange rates	—	—	(244)	471
Finance fees and discount amortization	—	—	—	1
Other	6	(12)	10	(18)
As at December 31	$3,204	$3,798	$4,162	$5,181